12. Other Receivables	12 Months Ended
Dec. 31, 2018
Other Receivables
Other Receivables
	12.31.2018	12.31.2017
Services in progress (a)	165,973	141,959
Credits on purchases of gas (12.1)	112,003	77,279
CDE Transfer (12.2)	107,472	136,559
Tariff flag - CCRTB	28,725	14,536
Advance payments to suppliers (b)	22,096	29,016
Advance payments to employees	21,201	25,928
Advance for severance estate	19,591	19,230
Decommissioning in progress	19,457	53,348
Fair value in the purchase and sale of power in the active market (NE nº 35.2.12)	14,793	-
Other receivables	80,834	60,912
	592,145	558,767
Current	363,251	409,351
Noncurrent	228,894	149,416
CCRTB - Centralizing account of Tariff Flag Resources.
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and
Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.

12.1	Credits on purchases of gas - Compagás

This balance refers to the gas acquisition of contracted and guaranteed volumes, higher than those actually withdrawn and used, and contains a future compensation clause. Compagás has the right to use the gas in subsequent months, and can compensate the volume contracted and not consumed until 2022. According to the contractual provisions and consumption perspectives, derived from the review of the projects and scenarios for the next years, Compagás estimates to fully offset the contracted volumes in the course of its operation. The contracts with Petrobras provide for the right to dispose of this asset. The expiration date of the concession is in discussion with the Concession Grantor, as described in Note 2.1.1

12.2	CDE Transfer

Balance to be transferred by the CDE referring to tariff discounts on the tariffs applicable to users defined in accordance with art. 13, item VII, of Law 10,438/2002 and Decree No. 7,891/2013. The amount transferred to Copel DIS for the period from June 2017 to May 2018, in accordance with Resolution No. 2,255/2017, was R$ 49,304 per month. As from June 2018, this amount was changed to R$ 62,699 per month, by Ratifying Resolution No. 2,402, dated 6/19/2018, which approved the result of the last Annual Tariff Adjustment.